Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Net Income (Loss) Per Share
The net income (loss) available for common shareholders and earnings (loss) per common share presented in the table below excludes the results of operations of the Entities under Common Control which were purchased solely with cash (note 4).

	Year Ended December 31,
	2019 $	2018 $	2017 $
Net income (loss)	41,362	(52,548)	(58,023)

Weighted-average number of common shares - basic (1)	33,617,635	33,561,615	23,404,422
Dilutive effect of stock-based awards	113,536	—	—
Weighted average number of common shares - diluted (1)	33,731,171	33,561,615	23,404,422
Earnings (loss) per common share:
- Basic	1.23	(1.57)	(2.48)
- Diluted	1.23	(1.57)	(2.48)

(1)
The weighted-average number of common shares outstanding for periods prior to May 2017 has been retroactively adjusted to include the approximately 1.7 million shares of the Company's Class B common stock issued to Teekay as consideration for the acquisition of 50% of TTOL in May 2017.